UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     August 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $3,039,063 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   151225  3912673 SH       DEFINED 01            2151773        0  1760900
AUTOZONE INC                   COM              053332102   167476   866763 SH       DEFINED 01             476707        0   390056
BANK OF AMERICA CORPORATION    COM              060505104   135147  9404828 SH       DEFINED 01            5068628        0  4336200
BANK OF NEW YORK MELLON CORP   COM              064058100   131073  5308739 SH       DEFINED 01            2859889        0  2448850
BAXTER INTL INC                COM              071813109   118290  2910674 SH       DEFINED 01            1563774        0  1346900
BMC SOFTWARE INC               COM              055921100   110493  3190661 SH       DEFINED 01            1787661        0  1403000
CA INC                         COM              12673P105   105304  5723045 SH       DEFINED 01            3132345        0  2590700
CISCO SYS INC                  COM              17275R102   131675  6179013 SH       DEFINED 01            3404664        0  2774349
COVIDIEN PLC                   SHS              G2554F105   138332  3442806 SH       DEFINED 01            1879506        0  1563300
CVS CAREMARK CORPORATION       COM              126650100   133589  4556232 SH       DEFINED 01            2496704        0  2059528
FIDELITY NATL INFORMATION SV   COM              31620M106   178341  6649558 SH       DEFINED 01            3510105        0  3139453
FISERV INC                     COM              337738108   153359  3358714 SH       DEFINED 01            1844711        0  1514003
HEWLETT PACKARD CO             COM              428236103   144038  3328056 SH       DEFINED 01            1806056        0  1522000
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   131574  1857342 SH       DEFINED 01            1009192        0   848150
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   169688  2251993 SH       DEFINED 01            1246893        0  1005100
NALCO HOLDING COMPANY          COM              62985Q101    72292  3533334 SH       DEFINED 01            1926691        0  1606643
ORACLE CORP                    COM              68389X105   147767  6885700 SH       DEFINED 01            3747170        0  3138530
PFIZER INC                     COM              717081103   138736  9729050 SH       DEFINED 01            5234550        0  4494500
THERMO FISHER SCIENTIFIC INC   COM              883556102   149570  3049329 SH       DEFINED 01            1653839        0  1395490
TJX COS INC NEW                COM              872540109   142934  3407252 SH       DEFINED 01            1881552        0  1525700
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   137522  5418528 SH       DEFINED 01            2963828        0  2454700
YUM BRANDS INC                 COM              988498101   150638  3858557 SH       DEFINED 01            2117757        0  1740800